CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 2,505,179	$ 985,004
Accounts receivable	18,974,612	5,921,872
Accounts receivable - related party	28,289	565,170
Due from factor	203,351
Advance to suppliers	349,767	326,010
Inventory	1,848,081	1,017,704
Prepaid expenses and other receivable	113,853	126,394
Deferred tax asset	156,974	115,237
Total Current Assets	24,180,106	9,057,391
Noncurrent Assets
Heritage and cultural assets	128,687
Plant, property and equipment, net	8,721,186	8,192,937
Construction in progress	91,466	75,498
Construction deposit	634,830
Goodwill	218,606
Intangible assets, net	724,465	471,812
Deferred tax asset	118,144
Total Noncurrent Assets	10,637,384	8,740,247
Total Assets	34,817,490	17,797,638
Current Liabilities
Accounts payable	6,758,058	1,160,634
Advance from customers	91,021	25,016
Accrued liabilities and other payables	834,128	1,065,421
Taxes payable	198,984	197,785
Due to related party		197,776
Total Current Liabilities	7,882,191	2,646,632
Noncurrent Liabilities
Deferred rent payable	58,949	43,169
Deferred tax liability, net		1,274
Income tax payable	4,016,266	2,368,795
Total Noncurrent Liabilities	4,075,215	2,413,238
Total Liabilities	11,957,406	5,059,870
Contingencies and Commitments	0	0
Stockholders' Equity
Common stock, $0.001 par value; 75,000,000 shares authorized, 17,898,267 and 9,685,000 shares issued and outstanding as of December 31, 2011 and 2010, respectively	17,898	9,685
Additional paid-in capital	17,074,535	10,902,815
Subscription receivable	(1,950,000)
Statutory reserves	6,241	6,241
Accumulated other comprehensive income	2,138,974	1,611,756
Retained earnings	5,572,436	207,271
Total Stockholders' Equity	22,860,084	12,737,768
Total Liabilities and Stockholders' Equity	$ 34,817,490	$ 17,797,638